Investments TV Food Network (Details) - Television Food Network, G.P. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 1,099,307	$ 1,070,671	$ 1,031,320
Operating income	548,919	534,477	520,942
Net income	561,657	549,058	$ 511,235
Current assets	750,425	708,988
Non-current assets	173,513	156,580
Current liabilities	87,341	63,257
Non-current liabilities	$ 541	$ 619